SBA Paycheck Protection Program Loan (Details) - USD ($)		6 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2020	Dec. 31, 2021	Apr. 17, 2020
Sba Paycheck Protection Program Loan Abstract
Loan amount	$ 1,578,500			$ 1,578,500
Interest rate	1.00%
Maturity year	5 years
Other income		$ 1,578,500	$ 1,578,500